Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs and their wholly owned enterprises. All inter-company transactions and balances have been eliminated on consolidation.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use or which have maturities of three months or less when purchased.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

The Group provides specific provision for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial conditions of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s historical payment history, the customer’s current credit-worthiness and the current economic trends.

Notes receivable

Notes receivable

Notes receivable represent bank drafts which may be drawn upon financial institutions. The Group receives these notes receivable as a form of payment from its customers. These notes are transferable and are generally payable after three to six months.

Prepaid expenses	Prepaid expenses Prepaid expenses mainly represent the prepayments of media costs made to television stations and intermediate parties in advance of the airing of an advertisement.
Deposits

Deposits

Deposits consist of the deposits that are required to bid for advertising slots with China Central Television (“CCTV”). The Group makes these deposits in advance of the bidding. If the bid is successful, the deposit will be used against future purchases of advertising time; if the bid is unsuccessful, the deposits will be returned.

Deposits also represent amounts paid by the Group to other television stations in order to secure advertising time on the respective television channels.

Other current assets	Other current assets Other current assets include staff advances, bank interest receivables, rental deposits and prepaid rent.
Fixed assets, net

Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Computers, software and office equipment	3-5 years
Leasehold improvements	lesser of lease terms or 5 years, the
estimated useful lives of the asset

Intangible assets, net

Intangible assets, net

Intangible assets, which consist of customer base, technology and non-compete agreements are carried at cost less accumulated amortization. Customer base is amortized based on the estimated attrition pattern of the acquired intangible; technology and non-compete agreements are calculated using the straight-line method over their respective expected useful lives as follows:

Customer base	6 years
Technology	3 years
Non-compete agreements	7 years

Equity method investments

Equity method investments

Equity method investments relate to affiliated companies over which the Company has the ability to exercise significant influence, but does not have control. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee of between 20% and 50% and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. The Company’s share of earnings of equity affiliate is included in the accompanying consolidated statements of operations.

Cost method investments

Cost method investments

Cost method investments are investments in an investee over which the Group does not have significant influence. The Group carries the investment at cost and recognizes income as any dividends received from the distribution of the investee’s earnings.

The Company reviews the investment for other-than temporary impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment and recognize the impairment loss if the carrying value exceeds fair value.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purpose of evaluating goodwill impairment and does not result in an entry to implied fair value of goodwill. Management performed an annual goodwill impairment test as of December 31, 2012 and 2013, and no impairment loss was required.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable when these events occur. The Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss based on the fair value of the assets.

Advances from customers

Advances from customers

Advances from customers represent the customers’ prepayment of advertising costs to the Group. The customers will generally pay the Group a month in advance of their advertisements being aired.

Financial instruments

Financial instruments

Financial instruments include cash and cash equivalents, accounts and notes receivable, amounts due from related parties, cost method investments, equity method investments, accounts payable and amounts due to related parties. The carrying value of financial instruments, except for cost method investments or equity method investments, approximate their fair values, principally because of the short-term maturity of these instruments. Fair values of cost method investments and equity method investments are not readily determinable.

Fair value measurements

Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level I - Observable inputs such as quoted prices in active markets for identical, unrestricted assets or liabilities.

Level II - Quoted prices for similar assets or liabilities, or inputs other than quoted prices in active markets that are observable, either directly or indirectly.

Level III - Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option-pricing models, discounted cash flows models and similar techniques.

Revenue recognition

Revenue recognition

The Group recognizes revenues based on the following revenue recognition principles.

Revenues are recognized when the following four criteria are met: (i) persuasive evidence that an arrangement exists; (ii) delivery of the products or services has occurred and risks and rewards of ownership have been passed to the customer; (iii) the selling price is fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.

More specifically, the Group derives revenue from three operating segments. The revenue recognition policies for those segments are as follows:

(1)	Media investment management

Media investment management revenues are derived from the sale of advertising time or other advertising rights owned by the Group. The advertising time or rights are purchased from television networks and as a result the Group has the risk of ownership. Accordingly, the sale of these advertising time or rights is recorded on a gross basis. The revenues for these sales are recognized when the related advertisement time or right is utilized by the client.

The Group occasionally engages in barter transactions where it trades advertising time slots for goods or advertising resources. For advertising-for-good barter transactions, revenues are recorded based on the fair value of goods received, which is more clearly evident than the fair value of the advertising time slots surrendered. For advertising-for-advertising barter transactions, revenues are recorded based on the Group’s own historical practice of receiving cash for similar advertising time slots from customers unrelated to the party in the barter transaction, if available, or the carrying amount of the advertising time slots surrendered. The amounts of revenue recognized for barter transactions for the years ended December 31, 2011, 2012 and 2013 were US$145, nil and US$3,125.

(2)	Advertising Agency

Advertising agency revenues are derived from commissions received for assisting advertising clients in obtaining advertisement time on media platforms, primarily television stations. In general, the commission received is based on certain percentage of the cost of the advertising time purchased by the client. In many cases, the client pays the media owner for the advertising resource through the Group. As the Group acts as an agent for the client in such transactions, the revenue from these transactions is recognized on a net of cost basis when the related advertisement resource is utilized by the client.

The Group also receives performance-based sales commissions from the media platforms, equal to certain percentage of the purchase price for qualifying advertising resource purchased and utilized by advertising clients the Group represents. The amount of the additional commissions earned may be subject to adjustment based on various performance factors. Revenue is accrued and recognized when the amounts of the additional commissions are probable and reasonably estimable.

(3)	Branding and Identity Services

Branding and identity service revenues are derived from creative design and production management services for the development of advertisements and marketing consulting services. These revenues are recognized either upon delivery of the completed advertisement or ratably over the marketing consulting service period.

Rebates to customers

Rebates to customers

The Group provides incentives to certain customers based on their media spending volume on the Company’s media investment business, and accounts for it as a reduction of revenue. The payables of rebate to customers are included in the advances from customers on the consolidated balance sheets. The Group has estimated and recorded rebates to customers of US$5,383, US$6,064 and US$8,017 for the years ended December 31, 2011, 2012 and 2013, respectively.

Cost of revenues

Cost of revenues

(1)	Media investment management

Cost of revenues related to media investment management is primarily the cost of advertising time or other advertising rights sold, business taxes and value added taxes (“VAT”). The cost of advertising time or other rights is expensed when the right is utilized by the client or expires unused. The cost of business taxes are expensed as incurred.

(2)	Advertising agency

Cost of revenues related to advertising agency is primarily personnel related costs, business taxes, VAT and equipment depreciation expense. These costs are expensed as incurred.

(3)	Branding and identity services

Cost of revenues related to branding and identity services is primarily costs incurred for advertisement production, personnel related costs and business taxes. These costs are expensed as incurred.

The total amount of business taxes, VAT and surcharges included in cost of revenues were US$8,340, US$6,613 and US$10,495 for the years ended December 31, 2011, 2012 and 2013, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program has been phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, three PRC subsidiaries and one VIE of the Group became subject to VAT at the rate of 6%, on certain service revenues which were previously subject to business tax. Since August 1, 2013, all PRC entities became subject to VAT. VAT is recorded in cost of revenue when incurred and amounted to US$2,892 and US$6,861 for the years ended December 31, 2012 and 2013, respectively.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in other current liabilities on the consolidated balance sheets.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s overseas subsidiaries is either United States dollar or Hong Kong dollar. The Company’s PRC subsidiaries and VIEs and their wholly owned enterprises determine their functional currencies to be the Chinese Renminbi (“RMB”).

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative foreign currency translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income (loss).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options and the conversion of convertible redeemable preferred shares.

Holders of Class A and Class B ordinary shares have the same dividend rights. Accordingly, the Company has not used the two-class method in computing net income per share.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based payments to employees are measured based on the fair values of share option on the grant dates and recognized as compensation expense over the requisite service periods on a straight-line basis with a corresponding addition to paid-in capital provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date.

Share awards issued to consultants are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods are received. The Group uses the Black-Scholes option pricing model to measure the value of options granted to consultants and employees at each measurement date.

For the share options granted with performance condition, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the options granted.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments. The Group presents the components of net income, the components of other comprehensive income and total comprehensive income (loss) in two separate but consecutive statements.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, income taxes, fair value and impairment of goodwill and intangible assets, business acquisition and share-based compensation.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash balances in RMB as of December 31, 2012 and 2013 were RMB703.7 million (an equivalent of US$113.0 million) and RMB634.8 million (an equivalent of US$104.9 million), representing 96.9% and 86.5% of the cash and cash equivalents as of December 31, 2012 and 2013 respectively.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable and notes receivable. As of December 31, 2012 and 2013, substantially all of the Group’s cash and cash equivalents were deposited in the financial institutions located in the PRC. Notes receivable represents bank drafts drawn upon the financial institutions located in the PRC. The Group uses state-owned financial institutions that management believes are of high credit quality to mitigate the risks associated with cash and cash equivalents and notes receivable. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and ongoing monitoring process on outstanding balances. Customer A and customer B accounted for more than 10% of accounts receivable as of December 31, 2013 and customer C accounted for more than 10% of accounts receivable as of December 31, 2012. For the years ended December 31, 2011, 2012 and 2013, there were no customers who accounted for 10% or more of the Group’s revenues.

Recent accounting pronouncements

Recent accounting pronouncements

In March 2013, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group will adopt this pronouncement on January 1, 2014 and does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this Accounting Standards Update (“ASU”) is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Group will adopt this pronouncement on January 1, 2014 and does not expect the adoption of this pronouncement will have a significant impact on its consolidated financial statements.

In April 2014, the FASB issued ASU No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. ASU 2014-08 limits the requirement to report discontinued operations to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. The amendments also require expanded disclosures concerning discontinued operations and disclosures of certain financial results attributable to a disposal of a significant component of an entity that does not qualify for discontinued operations reporting. The amendments in this ASU are effective prospectively for reporting periods beginning on or after December 15, 2014, with early adoption permitted. The Group will adopt this pronouncement on January 1, 2015 and does not expect the adoption of this pronouncement will have a significant impact on its consolidated financial statements.